EXPENSES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
EXPENSES
Amortization of intangible assets		$ 63,783	$ 127,564
Depreciation of fixed assets	$ 303,749	307,828	262,510
Net foreign currency losses		175,871	427,574
Employee benefits expenses	2,657,232	3,594,936	3,774,770
Operating lease expenses	326,192	310,413	312,586
Research and development expenses	$ 459,026	$ 418,598	$ 395,539